REDEEMABLE NON-CONTROLLING INTERESTS (Details) - Zhejiang Jinko - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Aug. 31, 2024
REDEEMABLE NON-CONTROLLING INTERESTS
Fair value		¥ 1,500,000
Carrying amount	¥ 1,535,926
Additional accretion	¥ 0